Financial assets and liabilities - Carrying amounts of net borrowings (Details) € in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ 3,902			$ 3,734
Undrawn borrowing facilities	353			369
Euro
Disclosure of detailed information about financial instruments [line items]
Total borrowings	1,306			1,110
USD
Disclosure of detailed information about financial instruments [line items]
Total borrowings	2,555			2,562
GBP
Disclosure of detailed information about financial instruments [line items]
Total borrowings	27			40
Other
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ 14			$ 22
2.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	2.00%			2.00%
2.000% Senior Secured Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	2.27%			2.27%
3.250% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	3.25%			3.25%
3.250% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.52%			3.52%
6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	6.00%			6.00%
6.000% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	6.72%			6.72%
3.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	3.00%			3.00%
3.000% Senior Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.25%			3.25%
4.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	4.00%			4.00%
4.000% Senior Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	4.26%			4.26%
Senior Secured Term Loan
Disclosure of detailed information about financial instruments [line items]
Total borrowings		$ 300	€ 269
Senior Secured Term Loan | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	10.12%
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	6.27%			6.47%
Beyond one year
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	$ 353			$ 369